Document and Entity Information	Jan. 19, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 19, 2021
Entity Registrant Name	Dine Brands Global, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15283
Entity Tax Identification Number	95-3038279
Entity Address, Address Line One	450 North Brand Boulevard
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203-2306
City Area Code	(818)
Local Phone Number	240-6055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 Par Value
Trading Symbol	DIN
Security Exchange Name	NYSE
Emerging Growth Company	false
Entity Central Index Key	0000049754
Amendment Flag	false